Taxation - Schedule of Provision for Income Taxes and the Provision at the PRC (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Provision for Income Taxes and the Provision at the PRC [Abstract]
Income before income tax expenses	$ 2,474,514	$ 536,082
Computed income tax expense with statutory tax rate	(618,628)	(134,021)
Tax effect of non-deductible items	147,899	130,770
Write-off net loss carried forward		(72,566)
Effect of preferential tax rate	(124,327)	121,119
Income tax (expense)/benefit	$ (595,056)	$ 45,302